Royalties, mining and income tax, and deferred tax - Deferred Tax (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Income tax
Deferred tax assets	R (2,442)	R (906)	[1]	R (1,576)	[1]
Deferred tax liabilities	9,360	7,818	[1]	7,631	[1]
Net deferred tax liabilities	6,918	6,912		6,055
Reconciliation of the deferred tax balance:
Deferred tax liability (asset) at beginning of period	6,912	6,055		6,368
Deferred tax recognised in profit or loss	(358)	255		(516)
Deferred tax recognised in other comprehensive income	(81)	99		6
Foreign currency translation	445	503		197
Deferred tax liability (asset) at end of period	6,918	6,912		6,055
Deferred tax liabilities	14,008	11,650		13,079
Deferred tax assets	(7,090)	(4,738)		(7,024)
Aggregate unrecognised due to exemption	13,659	7,599		25,955
Amount now recognised		951
Other deductible temporary differences	50,776	43,061		36,408
Mining assets
Reconciliation of the deferred tax balance:
Deferred tax liabilities	13,001	10,763		11,910
Environmental rehabilitation obligation funds
Reconciliation of the deferred tax balance:
Deferred tax liabilities	713	587		962
Deferred tax assets	(1,404)	(1,229)		(1,704)
Other
Reconciliation of the deferred tax balance:
Deferred tax liabilities	294	300		207
Occupational healthcare obligation
Reconciliation of the deferred tax balance:
Deferred tax assets	(121)	0		(275)
Other provisions
Reconciliation of the deferred tax balance:
Deferred tax assets	(1,385)	(922)		(1,143)
Financial instruments
Reconciliation of the deferred tax balance:
Deferred tax assets	0	(19)		(427)
Tax losses and unredeemed capital expenditure
Reconciliation of the deferred tax balance:
Deferred tax assets	(4,097)	(2,518)		(3,437)
Share-based payment obligation
Reconciliation of the deferred tax balance:
Deferred tax assets	R (83)	R (50)		R (38)

[1]	* Restated — see note 1.5